PACIFIC SELECT FUND
Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-9

Statements of Changes in Net Assets	B-17

Statements of Cash Flows	B-31

Financial Highlights	B-32

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5

Where to Go for More Information	D-8

The 2012 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

The 2012 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Cash Management	Cash Management Class I	19,366,817	$195,324,157	$195,321,841
Diversified Bond	Diversified Bond Class I	2,062,889	18,813,417	16,657,577
Floating Rate Loan	Floating Rate Loan Class I	1,284,681	8,674,663	7,447,183
High Yield Bond	High Yield Bond Class I	14,826,674	91,750,490	89,258,905
Inflation Managed	Inflation Managed Class I	14,489,906	162,870,950	148,243,630
Inflation Protected	Inflation Protected Class I	142,300	1,509,516	1,509,993
Managed Bond	Managed Bond Class I	31,681,210	354,250,966	357,737,218
Short Duration Bond	Short Duration Bond Class I	5,576,656	52,535,696	52,053,924
Emerging Markets Debt	Emerging Markets Debt Class I	4,431	44,022	44,252
American Funds® Growth	American Funds Growth Class I	5,785,008	38,671,264	50,010,181
American Funds Growth-Income	American Funds Growth-Income Class I	3,928,742	34,698,872	38,408,648
Comstock	Comstock Class I	3,781,246	27,104,245	28,951,694
Dividend Growth	Dividend Growth Class I	3,649,919	34,188,771	35,372,593
Equity Index	Equity Index Class I	13,632,393	371,993,093	402,903,121
Focused 30	Focused 30 Class I	2,678,436	29,129,301	31,500,556
Growth LT	Growth LT Class I	12,479,047	211,504,752	156,010,758
Large-Cap Growth	Large-Cap Growth Class I	7,384,030	35,775,276	35,886,787
Large-Cap Value	Large-Cap Value Class I	7,596,198	86,230,109	87,657,133
Long/Short Large-Cap	Long/Short Large-Cap Class I	763,000	6,049,834	5,024,488
Main Street® Core	Main Street Core Class I	7,979,869	154,565,168	147,057,822
Mid-Cap Equity	Mid-Cap Equity Class I	9,497,880	121,430,332	91,337,595
Mid-Cap Growth	Mid-Cap Growth Class I	5,492,267	42,681,351	38,941,478
Mid-Cap Value	Mid-Cap Value Class I	591,273	6,251,263	5,353,501
Small-Cap Equity	Small-Cap Equity Class I	976,372	11,746,716	10,280,789
Small-Cap Growth	Small-Cap Growth Class I	3,237,104	30,506,631	29,770,042
Small-Cap Index	Small-Cap Index Class I	14,201,156	165,062,300	165,919,058
Small-Cap Value	Small-Cap Value Class I	4,848,070	55,243,252	51,345,447
Health Sciences	Health Sciences Class I	2,165,772	23,819,682	30,360,475
Real Estate	Real Estate Class I	5,581,873	68,787,796	90,821,727
Technology	Technology Class I	3,545,503	17,370,980	14,909,767
Emerging Markets	Emerging Markets Class I	9,445,796	123,011,454	123,798,120
International Large-Cap	International Large-Cap Class I	21,790,308	138,610,327	128,988,728
International Small-Cap	International Small-Cap Class I	1,292,730	9,097,398	7,317,757
International Value	International Value Class I	12,036,828	167,210,681	105,371,088
American Funds Asset Allocation	American Funds Asset Allocation Class I	425,595	6,202,249	6,208,659
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	223,303	2,617,502	2,527,412
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I	406,358	5,147,133	5,184,063
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	716,256	9,310,606	9,325,318
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	2,209,438	21,876,523	22,896,525
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	5,130,184	50,087,774	52,179,062
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	19,856,694	190,527,684	197,211,082
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	25,929,737	245,577,753	251,589,056
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	10,332,935	96,365,192	97,726,681

	M Fund, Inc.
I	M International Equity	5,519,918	71,810,903	57,075,956
II	M Large Cap Growth	1,784,613	25,174,080	32,158,722
III	M Capital Appreciation	1,756,951	37,383,733	40,532,857
V	M Business Opportunity Value	1,679,704	14,842,647	17,485,717

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	1,104	29,021	30,044

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	5,879	78,519	79,666

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,028,117	11,345,502	12,316,845
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,673,169	49,775,368	50,469,341

See Notes to Financial Statements

E-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,038,523	$45,532,927	$50,433,071
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	109,990	1,134,470	1,148,292
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	172,515	1,841,758	1,861,432
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	269,097	2,825,431	2,927,776
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	389,010	4,073,298	4,193,533
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	474,765	4,819,613	5,051,497
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	268,260	2,610,216	2,776,489
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	178	2,342	2,487
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	118,781	4,459,909	4,792,817
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,014,479	26,773,401	30,951,745
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	318,763	3,162,169	3,155,752

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Class 2	Templeton Foreign Securities Class 2	8,040	97,534	99,056
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	1,848,402	35,515,281	32,993,976

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	34,913	573,747	578,152

	Janus Aspen Series
Janus Aspen Series Overseas Service Class	Janus Aspen Series Overseas Service Class	1,069,288	47,153,753	34,965,726
Janus Aspen Series Enterprise Service Class	Janus Aspen Series Enterprise Service Class	85,397	2,793,258	3,409,902

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	67,481	619,009	657,261

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	85,352	1,508,503	1,568,762
Legg Mason ClearBridge Variable Mid Cap Core - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	605,257	7,313,868	8,273,861

	Lord Abbett Series Fund, Inc.
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	145	2,368	2,509
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	909,656	15,628,297	15,354,986

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	331,056	5,478,231	5,085,027
MFS Utilities Series Service Class	MFS Utilities Series Service Class	555,043	13,153,288	14,963,950

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	797,931	10,176,687	9,734,761

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	154,140	1,774,844	1,633,882

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II	1,943,166	21,561,048	24,309,005
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,309,462	41,769,086	47,805,867

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	2,223,044	66,242,390	58,666,134

    American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc. Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statements

E-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$195,321,841	$16,657,577	$7,447,183	$89,258,905	$148,243,630	$1,509,993	$357,737,218
Receivables:
Due from Pacific Life Insurance Company	52,387	9,144	1,308	-	2,889	-	48,132
Investments sold	-	-	-	7,901	-	-	-
Total Assets	195,374,228	16,666,721	7,448,491	89,266,806	148,246,519	1,509,993	357,785,350
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	7,825	-	-	-
Investments purchased	52,387	9,141	1,308	-	2,889	-	48,129
Other	199	-	12	-	88	-	-
Total Liabilities	52,586	9,141	1,320	7,825	2,977	-	48,129
NET ASSETS	$195,321,642	$16,657,580	$7,447,171	$89,258,981	$148,243,542	$1,509,993	$357,737,221
Units Outstanding	8,345,725	1,240,546	756,349	1,627,758	2,509,850	135,009	5,942,203
Accumulation Unit Value	$23.40	$13.43	$9.85	$54.84	$59.06	$11.18	$60.20
Cost of Investments	$195,324,157	$18,813,417	$8,674,663	$91,750,490	$162,870,950	$1,509,516	$354,250,966
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$52,053,924	$44,252	$50,010,181	$38,408,648	$28,951,694	$35,372,593	$402,903,121
Receivables:
Due from Pacific Life Insurance Company	65,588	-	-	-	5,484	2,616	-
Investments sold	-	-	9,790	5,653	-	-	106,216
Total Assets	52,119,512	44,252	50,019,971	38,414,301	28,957,178	35,375,209	403,009,337
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	9,790	5,653	-	-	106,047
Investments purchased	65,551	-	-	-	5,370	2,576	-
Other	-	-	30	2,896	-	-	-
Total Liabilities	65,551	-	9,820	8,549	5,370	2,576	106,047
NET ASSETS	$52,053,961	$44,252	$50,010,151	$38,405,752	$28,951,808	$35,372,633	$402,903,290
Units Outstanding	4,209,381	4,431	3,594,156	3,059,063	2,336,260	2,410,493	6,999,279
Accumulation Unit Value	$12.37	$9.99	$13.91	$12.55	$12.39	$14.67	$57.56
Cost of Investments	$52,535,696	$44,022	$38,671,264	$34,698,872	$27,104,245	$34,188,771	$371,993,093
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$31,500,556	$156,010,758	$35,886,787	$87,657,133	$5,024,488	$147,057,822	$91,337,595
Receivables:
Due from Pacific Life Insurance Company	8,882	-	2,653	726	244	11,376	-
Investments sold	-	29,864	-	-	-	-	40,335
Total Assets	31,509,438	156,040,622	35,889,440	87,657,859	5,024,732	147,069,198	91,377,930
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	29,836	-	-	-	-	40,176
Investments purchased	8,877	-	2,653	483	233	11,348	-
Other	-	-	11	-	-	-	-
Total Liabilities	8,877	29,836	2,664	483	233	11,348	40,176
NET ASSETS	$31,500,561	$156,010,786	$35,886,776	$87,657,376	$5,024,499	$147,057,850	$91,337,754
Units Outstanding	2,208,535	3,339,079	4,417,344	5,024,207	500,040	2,645,053	3,595,419
Accumulation Unit Value	$14.26	$46.72	$8.12	$17.45	$10.05	$55.60	$25.40
Cost of Investments	$29,129,301	$211,504,752	$35,775,276	$86,230,109	$6,049,834	$154,565,168	$121,430,332

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$38,941,478	$5,353,501	$10,280,789	$29,770,042	$165,919,058	$51,345,447	$30,360,475
Receivables:
Due from Pacific Life Insurance Company	20,366	374	1,101	3,635	-	10,366	20,003
Investments sold	-	-	-	-	18,002	-	-
Total Assets	38,961,844	5,353,875	10,281,890	29,773,677	165,937,060	51,355,813	30,380,478
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	18,002	-	-
Investments purchased	20,366	374	1,055	3,557	-	10,353	19,996
Other	52	15	-	-	217	-	-
Total Liabilities	20,418	389	1,055	3,557	18,219	10,353	19,996
NET ASSETS	$38,941,426	$5,353,486	$10,280,835	$29,770,120	$165,918,841	$51,345,460	$30,360,482
Units Outstanding	3,456,131	306,023	615,978	1,871,846	8,083,355	1,946,951	1,283,153
Accumulation Unit Value	$11.27	$17.49	$16.69	$15.90	$20.53	$26.37	$23.66
Cost of Investments	$42,681,351	$6,251,263	$11,746,716	$30,506,631	$165,062,300	$55,243,252	$23,819,682
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation
ASSETS
Investments in mutual funds, at value	$90,821,727	$14,909,767	$123,798,120	$128,988,728	$7,317,757	$105,371,088	$6,208,659
Receivables:
Due from Pacific Life Insurance Company	-	29,589	38,832	2,537	871	-	2,906
Investments sold	15,052	-	-	-	-	6,498	-
Total Assets	90,836,779	14,939,356	123,836,952	128,991,265	7,318,628	105,377,586	6,211,565
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	15,052	-	-	-	-	6,498	-
Investments purchased	-	29,589	38,832	2,537	850	-	2,906
Other	42	12	112	86	-	25	-
Total Liabilities	15,094	29,601	38,944	2,623	850	6,523	2,906
NET ASSETS	$90,821,685	$14,909,755	$123,798,008	$128,988,642	$7,317,778	$105,371,063	$6,208,659
Units Outstanding	1,964,288	2,020,677	3,465,953	11,075,536	876,379	4,893,674	392,812
Accumulation Unit Value	$46.24	$7.38	$35.72	$11.65	$8.35	$21.53	$15.81
Cost of Investments	$68,787,796	$17,370,980	$123,011,454	$138,610,327	$9,097,398	$167,210,681	$6,202,249
	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
ASSETS
Investments in mutual funds, at value	$2,527,412	$5,184,063	$9,325,318	$22,896,525	$52,179,062	$197,211,082	$251,589,056
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	6,448	-	10,562
Investments sold	-	404	-	4,257	-	274,142	-
Total Assets	2,527,412	5,184,467	9,325,318	22,900,782	52,185,510	197,485,224	251,599,618
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	404	-	4,257	-	274,099	-
Investments purchased	-	-	-	-	6,448	-	10,562
Other	-	3	2	11	30	-	2
Total Liabilities	-	407	2	4,268	6,478	274,099	10,564
NET ASSETS	$2,527,412	$5,184,060	$9,325,316	$22,896,514	$52,179,032	$197,211,125	$251,589,054
Units Outstanding	186,216	365,493	632,206	2,187,448	5,090,323	19,720,740	25,791,226
Accumulation Unit Value	$13.57	$14.18	$14.75	$10.47	$10.25	$10.00	$9.75
Cost of Investments	$2,617,502	$5,147,133	$9,310,606	$21,876,523	$50,087,774	$190,527,684	$245,577,753

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	I	II	III	V	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$97,726,681	$57,075,956	$32,158,722	$40,532,857	$17,485,717	$30,044	$79,666
Receivables:
Due from Pacific Life Insurance Company	-	1,988	605	9,883	500	-	-
Investments sold	104,408	-	-	-	-	-	-
Total Assets	97,831,089	57,077,944	32,159,327	40,542,740	17,486,217	30,044	79,666
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	104,396	-	-	-	-	-	-
Investments purchased	-	1,988	605	9,879	500	-	-
Other	-	44	24	-	137	-	-
Total Liabilities	104,396	2,032	629	9,879	637	-	-
NET ASSETS	$97,726,693	$57,075,912	$32,158,698	$40,532,861	$17,485,580	$30,044	$79,666
Units Outstanding	10,285,759	2,097,864	1,206,310	963,386	1,130,583	3,169	8,134
Accumulation Unit Value	$9.50	$27.21	$26.66	$42.07	$15.47	$9.48	$9.79
Cost of Investments	$96,365,192	$71,810,903	$25,174,080	$37,383,733	$14,842,647	$29,021	$78,519
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
ASSETS
Investments in mutual funds, at value	$12,316,845	$50,469,341	$50,433,071	$1,148,292	$1,861,432	$2,927,776	$4,193,533
Receivables:
Due from Pacific Life Insurance Company	154	-	8,146	1	4,497	-	-
Investments sold	-	281	-	-	-	-	-
Total Assets	12,316,999	50,469,622	50,441,217	1,148,293	1,865,929	2,927,776	4,193,533
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	265	-	-	-	-	-
Investments purchased	151	-	8,146	-	4,497	-	-
Other	-	-	71	-	2	-	1
Total Liabilities	151	265	8,217	-	4,499	-	1
NET ASSETS	$12,316,848	$50,469,357	$50,433,000	$1,148,293	$1,861,430	$2,927,776	$4,193,532
Units Outstanding	1,024,864	3,197,234	3,480,762	99,710	170,943	274,434	411,220
Accumulation Unit Value	$12.02	$15.79	$14.49	$11.52	$10.89	$10.67	$10.20
Cost of Investments	$11,345,502	$49,775,368	$45,532,927	$1,134,470	$1,841,758	$2,825,431	$4,073,298
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2
ASSETS
Investments in mutual funds, at value	$5,051,497	$2,776,489	$2,487	$4,792,817	$30,951,745	$3,155,752	$99,056
Receivables:
Due from Pacific Life Insurance Company	6	8	-	773	1,552	-	-
Investments sold	-	-	-	-	-	40	-
Total Assets	5,051,503	2,776,497	2,487	4,793,590	30,953,297	3,155,792	99,056
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	36	-
Investments purchased	-	8	-	768	1,492	-	-
Total Liabilities	-	8	-	768	1,492	36	-
NET ASSETS	$5,051,503	$2,776,489	$2,487	$4,792,822	$30,951,805	$3,155,756	$99,056
Units Outstanding	500,553	290,289	258	361,310	1,992,714	248,114	10,527
Accumulation Unit Value	$10.09	$9.56	$9.63	$13.27	$15.53	$12.72	$9.41
Cost of Investments	$4,819,613	$2,610,216	$2,342	$4,459,909	$26,773,401	$3,162,169	$97,534

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Class	Janus Aspen Series Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II
ASSETS
Investments in mutual funds, at value	$32,993,976	$578,152	$34,965,726	$3,409,902	$657,261	$1,568,762	$8,273,861
Receivables:
Due from Pacific Life Insurance Company	19,444	2,249	19,660	240	-	875	86
Total Assets	33,013,420	580,401	34,985,386	3,410,142	657,261	1,569,637	8,273,947
LIABILITIES
Payables:
Investments purchased	19,444	2,249	19,660	240	-	875	86
Other	3	-	149	1	2	1	7
Total Liabilities	19,447	2,249	19,809	241	2	876	93
NET ASSETS	$32,993,973	$578,152	$34,965,577	$3,409,901	$657,259	$1,568,761	$8,273,854
Units Outstanding	3,004,975	53,123	4,048,641	284,256	70,075	143,084	768,079
Accumulation Unit Value	$10.98	$10.88	$8.64	$12.00	$9.38	$10.96	$10.77
Cost of Investments	$35,515,281	$573,747	$47,153,753	$2,793,258	$619,009	$1,508,503	$7,313,868
	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II
ASSETS
Investments in mutual funds, at value	$2,509	$15,354,986	$5,085,027	$14,963,950	$9,734,761	$1,633,882	$24,309,005
Receivables:
Due from Pacific Life Insurance Company	-	1,091	-	-	233	-	15,162
Investments sold	-	-	1,183	2,635	-	112	-
Total Assets	2,509	15,356,077	5,086,210	14,966,585	9,734,994	1,633,994	24,324,167
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1,183	2,620	-	112	-
Investments purchased	-	1,089	-	-	233	-	15,162
Other	-	-	-	-	1	1	-
Total Liabilities	-	1,089	1,183	2,620	234	113	15,162
NET ASSETS	$2,509	$15,354,988	$5,085,027	$14,963,965	$9,734,760	$1,633,881	$24,309,005
Units Outstanding	256	1,452,347	398,236	1,283,723	1,042,314	156,928	1,720,267
Accumulation Unit Value	$9.80	$10.57	$12.77	$11.66	$9.34	$10.41	$14.13
Cost of Investments	$2,368	$15,628,297	$5,478,231	$13,153,288	$10,176,687	$1,774,844	$21,561,048
	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$47,805,867	$58,666,134
Receivables:
Due from Pacific Life Insurance Company	4,722	14,570
Total Assets	47,810,589	58,680,704
LIABILITIES
Payables:
Investments purchased	4,722	14,568
Other	63	-
Total Liabilities	4,785	14,568
NET ASSETS	$47,805,804	$58,666,136
Units Outstanding	3,872,499	2,676,893
Accumulation Unit Value	$12.34	$21.92
Cost of Investments	$41,769,086	$66,242,390

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments	$2,083	$148,556	$148,405	$3,177,209	$3,457,301	$6,138	$9,697,675
Net Investment Income	2,083	148,556	148,405	3,177,209	3,457,301	6,138	9,697,675
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(10,044)	(652,970)	(218,490)	1,212,010	449,186	779	439,725
Capital gain distributions from mutual fund investments	-	147,189	-	-	24,010,254	5,318	400,027
Realized Gain (Loss)	(10,044)	(505,781)	(218,490)	1,212,010	24,459,440	6,097	839,752
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	7,958	1,063,481	333,280	1,287,295	(19,675,645)	34,912	9,203,292
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3)	$706,256	$263,195	$5,676,514	$8,241,096	$47,147	$19,740,719
	Short Duration Bond	Emerging Markets Debt (1)	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments	$138,356	$-	$-	$-	$-	$-	$1,119,351
Net Investment Income	138,356	-	-	-	-	-	1,119,351
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(39,589)	(43)	788,965	(610,973)	400,001	(212,884)	3,105,133
Capital gain distributions from mutual fund investments	-	-	-	-	1,483,532	789,922	-
Realized Gain (Loss)	(39,589)	(43)	788,965	(610,973)	1,883,533	577,038	3,105,133
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	754,225	230	3,085,288	3,604,870	412,018	1,724,753	31,784,304
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$852,992	$187	$3,874,253	$2,993,897	$2,295,551	$2,301,791	$36,008,788
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$251,293	$-	$-	$-	$-	$-
Net Investment Income	-	251,293	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(185,124)	1,290,702	(463,884)	(660,294)	(148,984)	(323,380)	(2,913,583)
Capital gain distributions from mutual fund investments	3,147,535	55,120,748	6,251,705	2,198,665	691,820	6,498,284	19,451,515
Realized Gain	2,962,411	56,411,450	5,787,821	1,538,371	542,836	6,174,904	16,537,932
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	1,515,485	(41,834,005)	(2,042,518)	6,339,006	(88,739)	6,436,902	(13,423,854)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,477,896	$14,828,738	$3,745,303	$7,877,377	$454,097	$12,611,806	$3,114,078

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$90,479	$53,270	$-
Net Investment Income	-	-	-	-	90,479	53,270	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,504,335	(289,625)	(295,909)	(115,343)	(5,091,987)	(166,603)	808,064
Capital gain distributions from mutual fund investments	9,001,808	485,086	536,302	4,305,450	2,692,880	5,832,656	1,479,585
Realized Gain (Loss)	11,506,143	195,461	240,393	4,190,107	(2,399,107)	5,666,053	2,287,649
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(9,187,145)	172,315	73,025	(2,223,513)	15,480,135	(4,821,016)	3,004,752
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,318,998	$367,776	$313,418	$1,966,594	$13,171,507	$898,307	$5,292,401
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$-	$843,711	$13,497
Net Investment Income	-	-	-	-	-	843,711	13,497
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	451,942	(44,999)	(63,716)	(2,970,932)	(141,802)	(5,034,765)	98,292
Capital gain distributions from mutual fund investments	4,079,582	1,376,015	13,511,475	-	-	-	89,954
Realized Gain (Loss)	4,531,524	1,331,016	13,447,759	(2,970,932)	(141,802)	(5,034,765)	188,246
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	7,200,217	(525,523)	(4,136,748)	10,771,194	451,640	8,073,462	231,532
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,731,741	$805,493	$9,311,011	$7,800,262	$309,838	$3,882,408	$433,275
	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$8	$104	$178	$647	$638
Net Investment Income	-	-	8	104	178	647	638
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	3,246	123,272	16,672	68,156	141,799	224,392	253,470
Capital gain distributions from mutual fund investments	97,445	91,923	179,648	25,906	8,346	-	-
Realized Gain	100,691	215,195	196,320	94,062	150,145	224,392	253,470
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(11,855)	115,402	245,146	1,045,289	2,796,042	11,751,123	15,886,744
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,836	$330,597	$441,474	$1,139,455	$2,946,365	$11,976,162	$16,140,852

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	I	II	III	V	Invesco V.I. International Growth Series II (1)	American Century VP Mid Cap Value Class II (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$213	$94,508	$15,335	$-	$151,614	$-	$657
Net Investment Income	213	94,508	15,335	-	151,614	-	657
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	99,996	(3,393,270)	73,054	(163,489)	(69,788)	-	-
Capital gain distributions from mutual fund investments	-	-	-	225,714	-	-	-
Realized Gain (Loss)	99,996	(3,393,270)	73,054	62,225	(69,788)	-	-
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	6,673,840	6,673,538	3,414,295	3,234,383	1,165,941	1,023	1,148
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,774,049	$3,374,776	$3,502,684	$3,296,608	$1,247,767	$1,023	$1,805
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	488,163	627,925	(457,368)	26,376	3,497	71,816	81,428
Capital gain distributions from mutual fund investments	-	-	-	6,214	9,726	19,113	16,005
Realized Gain (Loss)	488,163	627,925	(457,368)	32,590	13,223	90,929	97,433
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	178,681	731,403	4,886,386	1,188	89,917	81,750	159,750
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$666,844	$1,359,328	$4,429,018	$33,778	$103,140	$172,679	$257,183
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2 (1)	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2 (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$-	$-	$2,676
Net Investment Income	-	-	-	-	-	-	2,676
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(157,840)	20,632	-	176,502	(379,325)	93,811	(1)
Capital gain distributions from mutual fund investments	17,292	7,320	-	-	6,301	-	-
Realized Gain (Loss)	(140,548)	27,952	-	176,502	(373,024)	93,811	(1)
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	473,574	154,122	146	313,832	2,463,824	248,896	1,523
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$333,026	$182,074	$146	$490,334	$2,090,800	$342,707	$4,198

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Class	Janus Aspen Series Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II
INVESTMENT INCOME
Dividends from mutual fund investments	$2,248,628	$-	$146,193	$-	$-	$-	$-
Net Investment Income	2,248,628	-	146,193	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(73,730)	(9,357)	932,475	205,881	37,580	52,483	56,909
Capital gain distributions from mutual fund investments	56,452	-	3,899,052	-	-	-	-
Realized Gain (Loss)	(17,278)	(9,357)	4,831,527	205,881	37,580	52,483	56,909
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(568,093)	27,915	(4,941,863)	74,645	6,746	92,935	400,784
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,663,257	$18,558	$35,857	$280,526	$44,326	$145,418	$457,693
	Lord Abbett Developing Growth Class VC (1)	Lord Abbett Fundamental Equity Class VC	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$205,995	$-	$-
Net Investment Income	-	-	-	-	205,995	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	65,475	(88,405)	793,893	(363,459)	(81,643)	247,338
Capital gain distributions from mutual fund investments	-	-	-	-	-	-	-
Realized Gain (Loss)	(1)	65,475	(88,405)	793,893	(363,459)	(81,643)	247,338
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	141	494,263	691,705	(68,368)	469,286	69,150	1,700,422
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140	$559,738	$603,300	$725,525	$311,822	($12,493)	$1,947,760
	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments	$484,438	$-
Net Investment Income	484,438	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(137,823)	(1,401,517)
Capital gain distributions from mutual fund investments	-	4,773,346
Realized Gain (Loss)	(137,823)	3,371,829
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	3,096,394	(8,222,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,443,009	($4,850,593)

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012 (1)	2011	2012 (1)	2011	2012 (1)	2011

	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$2,083	$-	$148,556	$4,347,128	$148,405	$2,248,813
Realized gain (loss)	(10,044)	(192,128)	(505,781)	2,372,722	(218,490)	513,024
Change in net unrealized appreciation (depreciation) on investments	7,958	191,225	1,063,481	(4,935,641)	333,280	(2,399,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	(903)	706,256	1,784,209	263,195	362,123
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	61,444,558	122,085,166	592,843	2,912,086	317,578	865,233
Transfers between variable and fixed accounts, net	(33,395,336)	(53,066,742)	1,284,430	(31,639,161)	565,780	(9,379,091)
Policy maintenance charges	(10,157,125)	(21,709,246)	(520,441)	(2,155,834)	(262,470)	(847,183)
Policy benefits and terminations	(51,688,050)	(42,058,492)	(337,182)	(1,638,279)	(308,297)	(776,934)
Other	(422,927)	(3,421,415)	(9,428)	(260,800)	(17,846)	(78,002)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(34,218,880)	1,829,271	1,010,222	(32,781,988)	294,745	(10,215,977)
NET INCREASE (DECREASE) IN NET ASSETS	(34,218,883)	1,828,368	1,716,478	(30,997,779)	557,940	(9,853,854)
NET ASSETS
Beginning of Year or Period	229,540,525	227,712,157	14,941,102	45,938,881	6,889,231	16,743,085
End of Year or Period	$195,321,642	$229,540,525	$16,657,580	$14,941,102	$7,447,171	$6,889,231

	High Yield Bond		Inflation Managed		Inflation Protected (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$3,177,209	$10,304,305	$3,457,301	$9,271,387	$6,138	$34,794
Realized gain	1,212,010	8,910,643	24,459,440	14,114,275	6,097	26,119
Change in net unrealized appreciation (depreciation) on investments	1,287,295	(16,065,936)	(19,675,645)	(4,595,484)	34,912	(34,436)
Net Increase in Net Assets Resulting from Operations	5,676,514	3,149,012	8,241,096	18,790,178	47,147	26,477
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,211,732	5,636,552	5,019,440	10,259,900	63,310	39,917
Transfers between variable and fixed accounts, net	34,480	(7,135,640)	(697,868)	(46,772,412)	176,989	1,269,914
Policy maintenance charges	(2,337,114)	(4,856,858)	(3,513,941)	(8,817,248)	(40,426)	(21,436)
Policy benefits and terminations	(1,879,545)	(3,488,824)	(7,035,311)	(6,932,626)	(1,108)	(32,598)
Other	(374,518)	(536,675)	(395,856)	(769,030)	(18,462)	269
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,344,965)	(10,381,445)	(6,623,536)	(53,031,416)	180,303	1,256,066
NET INCREASE (DECREASE) IN NET ASSETS	3,331,549	(7,232,433)	1,617,560	(34,241,238)	227,450	1,282,543
NET ASSETS
Beginning of Year or Period	85,927,432	93,159,865	146,625,982	180,867,220	1,282,543	-
End of Year or Period	$89,258,981	$85,927,432	$148,243,542	$146,625,982	$1,509,993	$1,282,543

(1) Unaudited.

(2) Operations commenced on May 3, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Managed Bond		Short Duration Bond		Emerging Markets Debt (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$9,697,675	$21,594,450	$138,356	$1,803,440	$-
Realized gain (loss)	839,752	23,984,756	(39,589)	485,544	(43)
Change in net unrealized appreciation (depreciation) on investments	9,203,292	(29,012,998)	754,225	(1,719,679)	230
Net Increase in Net Assets Resulting from Operations	19,740,719	16,566,208	852,992	569,305	187
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	8,755,060	23,443,552	1,648,666	4,443,997	51
Transfers between variable and fixed accounts, net	1,667,080	(116,491,442)	3,261,060	(8,043,316)	43,593
Policy maintenance charges	(8,860,353)	(21,298,870)	(1,483,174)	(3,164,418)	(252)
Policy benefits and terminations	(11,402,525)	(18,662,900)	(2,173,182)	(4,503,929)	-
Other	(262,553)	(3,386,743)	(35,456)	(88,527)	673
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,103,291)	(136,396,403)	1,217,914	(11,356,193)	44,065
NET INCREASE (DECREASE) IN NET ASSETS	9,637,428	(119,830,195)	2,070,906	(10,786,888)	44,252
NET ASSETS
Beginning of Year or Period	348,099,793	467,929,988	49,983,055	60,769,943	-
End of Year or Period	$357,737,221	$348,099,793	$52,053,961	$49,983,055	$44,252

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$113,452	$-	$381,800	$-	$2,891,135
Realized gain (loss)	788,965	(5,327,445)	(610,973)	(9,265,048)	1,883,533	(6,861,105)
Change in net unrealized appreciation on investments	3,085,288	3,080,221	3,604,870	8,175,555	412,018	3,815,462
Net Increase (Decrease) in Net Assets Resulting from Operations	3,874,253	(2,133,772)	2,993,897	(707,693)	2,295,551	(154,508)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,237,659	5,782,057	1,573,602	5,127,292	1,198,738	4,331,091
Transfers between variable and fixed accounts, net	(1,229,094)	(15,828,383)	44,861	(20,026,200)	313,236	(32,837,870)
Policy maintenance charges	(1,663,066)	(3,939,664)	(1,390,730)	(3,588,980)	(966,895)	(3,146,054)
Policy benefits and terminations	(1,134,230)	(2,652,582)	(908,674)	(2,477,070)	(637,495)	(2,381,737)
Other	(118,940)	(169,563)	(190,635)	(176,539)	(103,500)	(210,649)
Net Decrease in Net Assets Derived from Policy Transactions	(1,907,671)	(16,808,135)	(871,576)	(21,141,497)	(195,916)	(34,245,219)
NET INCREASE (DECREASE) IN NET ASSETS	1,966,582	(18,941,907)	2,122,321	(21,849,190)	2,099,635	(34,399,727)
NET ASSETS
Beginning of Year or Period	48,043,569	66,985,476	36,283,431	58,132,621	26,852,173	61,251,900
End of Year or Period	$50,010,151	$48,043,569	$38,405,752	$36,283,431	$28,951,808	$26,852,173

(1) Unaudited.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$1,079,219	$1,119,351	$11,791,426	$-	$-
Realized gain (loss)	577,038	(5,232,471)	3,105,133	14,154,263	2,962,411	(3,239,240)
Change in net unrealized appreciation (depreciation) on investments	1,724,753	5,442,561	31,784,304	(17,560,797)	1,515,485	(266,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,301,791	1,289,309	36,008,788	8,384,892	4,477,896	(3,505,806)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,280,470	3,080,441	11,353,666	26,287,417	1,060,650	2,718,694
Transfers between variable and fixed accounts, net	3,794,811	(14,363,271)	(7,432,748)	(26,113,539)	(210,176)	(6,573,299)
Policy maintenance charges	(1,019,627)	(2,521,136)	(10,775,306)	(23,430,615)	(914,413)	(2,132,096)
Policy benefits and terminations	(662,751)	(1,799,787)	(10,592,090)	(32,047,277)	(620,501)	(1,386,665)
Other	(123,708)	(262,555)	(869,021)	326,794	(124,658)	(123,630)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,269,195	(15,866,308)	(18,315,499)	(54,977,220)	(809,098)	(7,496,996)
NET INCREASE (DECREASE) IN NET ASSETS	5,570,986	(14,576,999)	17,693,289	(46,592,328)	3,668,798	(11,002,802)
NET ASSETS
Beginning of Year or Period	29,801,647	44,378,646	385,210,001	431,802,329	27,831,763	38,834,565
End of Year or Period	$35,372,633	$29,801,647	$402,903,290	$385,210,001	$31,500,561	$27,831,763

	Growth LT		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$251,293	$1,788,831	$-	$-	$-	$6,575,985
Realized gain (loss)	56,411,450	17,996,547	5,787,821	(4,301,322)	1,538,371	(5,537,474)
Change in net unrealized appreciation (depreciation) on investments	(41,834,005)	(29,914,674)	(2,042,518)	5,250,331	6,339,006	4,895,947
Net Increase (Decrease) in Net Assets Resulting from Operations	14,828,738	(10,129,296)	3,745,303	949,009	7,877,377	5,934,458
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	5,084,479	12,946,123	1,477,290	4,402,657	2,767,746	8,290,561
Transfers between variable and fixed accounts, net	(4,676,631)	(24,848,780)	122,086	(19,959,490)	380,531	(46,797,857)
Policy maintenance charges	(5,166,211)	(11,511,208)	(1,727,165)	(3,666,030)	(2,733,448)	(6,977,488)
Policy benefits and terminations	(5,149,469)	(12,154,573)	(1,072,155)	(3,060,092)	(1,995,925)	(6,063,477)
Other	(195,794)	(881,834)	(299,142)	(410,006)	(203,441)	(887,772)
Net Decrease in Net Assets Derived from Policy Transactions	(10,103,626)	(36,450,272)	(1,499,086)	(22,692,961)	(1,784,537)	(52,436,033)
NET INCREASE (DECREASE) IN NET ASSETS	4,725,112	(46,579,568)	2,246,217	(21,743,952)	6,092,840	(46,501,575)
NET ASSETS
Beginning of Year or Period	151,285,674	197,865,242	33,640,559	55,384,511	81,564,536	128,066,111
End of Year or Period	$156,010,786	$151,285,674	$35,886,776	$33,640,559	$87,657,376	$81,564,536

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$599,031	$-	$1,793,418	$-	$904,024
Realized gain	542,836	2,978,623	6,174,904	13,809,258	16,537,932	4,233,537
Change in net unrealized appreciation (depreciation) on investments	(88,739)	(3,428,900)	6,436,902	(15,219,458)	(13,423,854)	(10,531,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	454,097	148,754	12,611,806	383,218	3,114,078	(5,394,288)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	172,875	1,687,003	4,496,832	11,304,808	3,124,993	8,578,727
Transfers between variable and fixed accounts, net	(278,502)	(23,536,599)	(1,449,729)	(21,605,711)	(2,799,520)	(29,286,612)
Policy maintenance charges	(132,927)	(1,135,142)	(4,682,432)	(10,188,065)	(2,729,297)	(7,090,680)
Policy benefits and terminations	(32,205)	(937,016)	(4,711,815)	(9,463,781)	(2,562,473)	(6,200,344)
Other	(6,498)	(121,198)	253,436	(434,634)	(354,374)	(993,427)
Net Decrease in Net Assets Derived from Policy Transactions	(277,257)	(24,042,952)	(6,093,708)	(30,387,383)	(5,320,671)	(34,992,336)
NET INCREASE (DECREASE) IN NET ASSETS	176,840	(23,894,198)	6,518,098	(30,004,165)	(2,206,593)	(40,386,624)
NET ASSETS
Beginning of Year or Period	4,847,659	28,741,857	140,539,752	170,543,917	93,544,347	133,930,971
End of Year or Period	$5,024,499	$4,847,659	$147,057,850	$140,539,752	$91,337,754	$93,544,347

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$1,263,966	$-	$674,240
Realized gain	11,506,143	5,726,808	195,461	5,266,798	240,393	5,081,802
Change in net unrealized appreciation (depreciation) on investments	(9,187,145)	(8,271,653)	172,315	(6,551,284)	73,025	(6,129,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,318,998	(2,544,845)	367,776	(20,520)	313,418	(373,380)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,470,465	4,395,350	248,686	1,390,977	429,047	1,975,003
Transfers between variable and fixed accounts, net	(1,478,517)	(16,797,919)	(749,653)	(16,642,075)	370,325	(17,172,236)
Policy maintenance charges	(1,300,293)	(3,636,946)	(176,761)	(950,808)	(307,854)	(1,250,305)
Policy benefits and terminations	(1,100,444)	(3,158,674)	(82,750)	(641,866)	(246,451)	(1,049,210)
Other	(81,698)	(287,770)	(30,766)	(96,245)	(55,335)	(304,736)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,490,487)	(19,485,959)	(791,244)	(16,940,017)	189,732	(17,801,484)
NET INCREASE (DECREASE) IN NET ASSETS	(171,489)	(22,030,804)	(423,468)	(16,960,537)	503,150	(18,174,864)
NET ASSETS
Beginning of Year or Period	39,112,915	61,143,719	5,776,954	22,737,491	9,777,685	27,952,549
End of Year or Period	$38,941,426	$39,112,915	$5,353,486	$5,776,954	$10,280,835	$9,777,685

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$90,479	$1,075,046	$53,270	$1,318,156
Realized gain (loss)	4,190,107	3,771,306	(2,399,107)	(8,342,532)	5,666,053	5,530,550
Change in net unrealized appreciation (depreciation) on investments	(2,223,513)	(4,585,333)	15,480,135	(554,394)	(4,821,016)	(5,489,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,966,594	(814,027)	13,171,507	(7,821,880)	898,307	1,358,804
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,079,980	2,825,408	4,070,808	9,593,942	1,843,430	4,839,937
Transfers between variable and fixed accounts, net	(566,725)	(10,013,634)	(5,883,023)	(10,161,658)	86,817	(8,164,737)
Policy maintenance charges	(902,646)	(2,227,020)	(4,531,921)	(9,793,394)	(1,523,563)	(3,332,783)
Policy benefits and terminations	(1,021,090)	(2,181,682)	(4,827,607)	(12,542,329)	(1,232,876)	(2,845,193)
Other	(76,769)	(307,386)	352,066	(582,092)	(235,194)	(310,283)
Net Decrease in Net Assets Derived from Policy Transactions	(1,487,250)	(11,904,314)	(10,819,677)	(23,485,531)	(1,061,386)	(9,813,059)
NET INCREASE (DECREASE) IN NET ASSETS	479,344	(12,718,341)	2,351,830	(31,307,411)	(163,079)	(8,454,255)
NET ASSETS
Beginning of Year or Period	29,290,776	42,009,117	163,567,011	194,874,422	51,508,539	59,962,794
End of Year or Period	$29,770,120	$29,290,776	$165,918,841	$163,567,011	$51,345,460	$51,508,539

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss)	2,287,649	2,784,470	4,531,524	(3,072,735)	1,331,016	4,280,369
Change in net unrealized appreciation (depreciation) on investments	3,004,752	(547,421)	7,200,217	8,844,799	(525,523)	(5,139,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,292,401	2,237,049	11,731,741	5,772,064	805,493	(859,385)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	855,545	1,448,276	2,201,711	5,235,431	529,388	1,262,163
Transfers between variable and fixed accounts, net	3,898,085	329,046	(1,306,364)	4,539,498	1,755,448	(1,821,080)
Policy maintenance charges	(707,269)	(1,222,115)	(1,961,800)	(4,203,137)	(519,539)	(1,210,800)
Policy benefits and terminations	(678,340)	(692,635)	(1,713,494)	(3,375,144)	(452,806)	(673,257)
Other	(86,511)	(300,484)	(240,692)	(406,866)	(3,711)	(112,405)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,281,510	(437,912)	(3,020,639)	1,789,782	1,308,780	(2,555,379)
NET INCREASE (DECREASE) IN NET ASSETS	8,573,911	1,799,137	8,711,102	7,561,846	2,114,273	(3,414,764)
NET ASSETS
Beginning of Year or Period	21,786,571	19,987,434	82,110,583	74,548,737	12,795,482	16,210,246
End of Year or Period	$30,360,482	$21,786,571	$90,821,685	$82,110,583	$14,909,755	$12,795,482

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$2,866,905	$-	$8,032,956	$-	$2,147,199
Realized gain (loss)	13,447,759	(8,605,522)	(2,970,932)	(22,255,711)	(141,802)	704,786
Change in net unrealized appreciation (depreciation) on investments	(4,136,748)	(21,078,605)	10,771,194	5,330,994	451,640	(3,603,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,311,011	(26,817,222)	7,800,262	(8,891,761)	309,838	(751,769)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,179,973	9,103,076	3,483,529	9,283,981	377,744	1,655,873
Transfers between variable and fixed accounts, net	1,972,197	(34,920,151)	1,627,048	(3,996,347)	(105,595)	(14,674,977)
Policy maintenance charges	(2,827,114)	(7,128,496)	(3,906,220)	(7,856,792)	(253,362)	(1,098,883)
Policy benefits and terminations	(2,000,126)	(6,148,954)	(1,812,907)	(5,421,094)	(130,948)	(860,186)
Other	(358,055)	(677,046)	(269,298)	(574,480)	(13,990)	(119,232)
Net Decrease in Net Assets Derived from Policy Transactions	(33,125)	(39,771,571)	(877,848)	(8,564,732)	(126,151)	(15,097,405)
NET INCREASE (DECREASE) IN NET ASSETS	9,277,886	(66,588,793)	6,922,414	(17,456,493)	183,687	(15,849,174)
NET ASSETS
Beginning of Year or Period	114,520,122	181,108,915	122,066,228	139,522,721	7,134,091	22,983,265
End of Year or Period	$123,798,008	$114,520,122	$128,988,642	$122,066,228	$7,317,778	$7,134,091

	International Value		American Funds Asset Allocation		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$843,711	$11,209,450	$13,497	$196,021	$-	$46,601
Realized gain (loss)	(5,034,765)	(14,548,308)	188,246	526,448	100,691	153,601
Change in net unrealized appreciation (depreciation) on investments	8,073,462	(11,889,207)	231,532	(680,616)	(11,855)	(145,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,882,408	(15,228,065)	433,275	41,853	88,836	54,264
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,904,479	9,979,239	436,468	755,701	115,492	98,525
Transfers between variable and fixed accounts, net	(177,053)	(19,589,683)	153,194	1,331,790	370,558	761,740
Policy maintenance charges	(3,177,367)	(7,693,531)	(279,384)	(417,767)	(87,983)	(97,216)
Policy benefits and terminations	(3,194,799)	(7,902,823)	(50,703)	(156,492)	(942)	(483,335)
Other	70,998	(447,375)	(75,183)	(38,132)	240,821	(106,049)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,573,742)	(25,654,173)	184,392	1,475,100	637,946	173,665
NET INCREASE (DECREASE) IN NET ASSETS	1,308,666	(40,882,238)	617,667	1,516,953	726,782	227,929
NET ASSETS
Beginning of Year or Period	104,062,397	144,944,635	5,590,992	4,074,039	1,800,630	1,572,701
End of Year or Period	$105,371,063	$104,062,397	$6,208,659	$5,590,992	$2,527,412	$1,800,630

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (1)	Period Ended December 31, 2011

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$130,980	$8	$123,790	$104	$191,559
Realized gain (loss)	215,195	146,027	196,320	182,327	94,062	(16,443)
Change in net unrealized appreciation (depreciation) on investments	115,402	(231,016)	245,146	(495,670)	1,045,289	(25,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	330,597	45,991	441,474	(189,553)	1,139,455	149,828
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	315,707	369,742	377,636	702,041	889,941	856,285
Transfers between variable and fixed accounts, net	(876,216)	2,601,743	1,466,572	2,943,100	14,072	22,503,628
Policy maintenance charges	(237,210)	(240,777)	(204,866)	(294,813)	(802,808)	(805,225)
Policy benefits and terminations	(39,090)	(304,693)	-	(221,640)	(339,043)	(523,640)
Other	(80,978)	(5,929)	(6,522)	(8,279)	(58,832)	(127,147)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(917,787)	2,420,086	1,632,820	3,120,409	(296,670)	21,903,901
NET INCREASE (DECREASE) IN NET ASSETS	(587,190)	2,466,077	2,074,294	2,930,856	842,785	22,053,729
NET ASSETS
Beginning of Year or Period	5,771,250	3,305,173	7,251,022	4,320,166	22,053,729	-
End of Year or Period	$5,184,060	$5,771,250	$9,325,316	$7,251,022	$22,896,514	$22,053,729

	Portfolio Optimization Moderate-Conservative (3)		Portfolio Optimization Moderate (2)		Portfolio Optimization Growth (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$178	$376,666	$647	$1,275,891	$638	$1,289,185
Realized gain (loss)	150,145	(54,384)	224,392	(155,734)	253,470	(664,268)
Change in net unrealized appreciation (depreciation) on investments	2,796,042	(704,754)	11,751,123	(5,067,725)	15,886,744	(9,875,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,946,365	(382,472)	11,976,162	(3,947,568)	16,140,852	(9,250,525)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,630,557	2,285,582	9,668,497	9,691,152	13,256,610	14,627,774
Transfers between variable and fixed accounts, net	2,955,880	50,373,719	2,390,826	194,978,486	(4,298,049)	253,333,525
Policy maintenance charges	(1,711,749)	(1,823,288)	(7,032,113)	(7,276,271)	(8,911,504)	(9,402,837)
Policy benefits and terminations	(3,177,136)	(853,726)	(6,251,347)	(6,308,645)	(5,103,521)	(7,403,320)
Other	(24,052)	(40,648)	(136,601)	(541,453)	(623,801)	(776,150)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(326,500)	49,941,639	(1,360,738)	190,543,269	(5,680,265)	250,378,992
NET INCREASE IN NET ASSETS	2,619,865	49,559,167	10,615,424	186,595,701	10,460,587	241,128,467
NET ASSETS
Beginning of Year or Period	49,559,167	-	186,595,701	-	241,128,467	-
End of Year or Period	$52,179,032	$49,559,167	$197,211,125	$186,595,701	$251,589,054	$241,128,467

(1) Unaudited.

(2) Operations commenced on May 2, 2011.

(3) Operations commenced on May 10, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012 (1)	2011	2012 (1)	2011	2012 (1)	2011

	Portfolio Optimization
	Aggressive-Growth (2)		I		II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$213	$427,428	$94,508	$1,912,524	$15,335	$-
Realized gain (loss)	99,996	(381,634)	(3,393,270)	(6,349,738)	73,054	(487,374)
Change in net unrealized appreciation (depreciation) on investments	6,673,840	(5,312,350)	6,673,538	(3,840,637)	3,414,295	201,254
Net Increase (Decrease) in Net Assets Resulting from Operations	6,774,049	(5,266,556)	3,374,776	(8,277,851)	3,502,684	(286,120)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	5,779,724	5,714,422	1,715,071	4,536,310	835,904	2,328,387
Transfers between variable and fixed accounts, net	(1,372,710)	99,634,744	(640,698)	(2,465,529)	82,278	121,530
Policy maintenance charges	(3,898,230)	(4,199,251)	(1,271,744)	(2,792,773)	(755,169)	(1,472,247)
Policy benefits and terminations	(3,373,419)	(1,926,756)	(1,388,345)	(2,583,924)	(684,317)	(1,418,757)
Other	251,324	(390,648)	(77,046)	(91,288)	(78,489)	(166,480)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,613,311)	98,832,511	(1,662,762)	(3,397,204)	(599,793)	(607,567)
NET INCREASE (DECREASE) IN NET ASSETS	4,160,738	93,565,955	1,712,014	(11,675,055)	2,902,891	(893,687)
NET ASSETS
Beginning of Year or Period	93,565,955	-	55,363,898	67,038,953	29,255,807	30,149,494
End of Year or Period	$97,726,693	$93,565,955	$57,075,912	$55,363,898	$32,158,698	$29,255,807

					Invesco V.I. International
	III		V		Growth Series II (3)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$151,614	$70,884	$-
Realized gain (loss)	62,225	3,781,431	(69,788)	(697,117)	-
Change in net unrealized appreciation (depreciation) on investments	3,234,383	(6,626,511)	1,165,941	(37,731)	1,023
Net Increase (Decrease) in Net Assets Resulting from Operations	3,296,608	(2,845,080)	1,247,767	(663,964)	1,023
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,004,732	2,636,195	623,389	1,445,655	11
Transfers between variable and fixed accounts, net	479,960	(1,087,213)	(1,853,880)	(1,603,174)	29,115
Policy maintenance charges	(823,633)	(1,716,423)	(504,254)	(1,073,224)	(105)
Policy benefits and terminations	(476,136)	(1,607,034)	(426,652)	(1,197,958)	-
Other	(195,748)	304,216	(102,551)	92,055	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,825)	(1,470,259)	(2,263,948)	(2,336,646)	29,021
NET INCREASE (DECREASE) IN NET ASSETS	3,285,783	(4,315,339)	(1,016,181)	(3,000,610)	30,044
NET ASSETS
Beginning of Year or Period	37,247,078	41,562,417	18,501,761	21,502,371	-
End of Year or Period	$40,532,861	$37,247,078	$17,485,580	$18,501,761	$30,044

(1) Unaudited.

(2) Operations commenced on May 6, 2011.

(3) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	American Century		BlackRock Basic Value		BlackRock Global Allocation
	VP Mid Cap Value Class II (2)		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$657		$-	$203,438	$-	$1,060,094
Realized gain (loss)	-		488,163	275,003	627,925	2,463,173
Change in net unrealized appreciation (depreciation) on investments	1,148		178,681	(775,821)	731,403	(5,349,407)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,805		666,844	(297,380)	1,359,328	(1,826,140)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2		377,852	784,384	2,041,601	4,793,498
Transfers between variable and fixed accounts, net	77,859		(414,986)	2,374,538	5,415,499	(176,617)
Policy maintenance charges	-		(333,971)	(628,343)	(1,554,245)	(2,899,740)
Policy benefits and terminations	-		(313,903)	(310,140)	(1,183,766)	(3,731,416)
Other	-		(40,358)	(77,943)	(215,154)	(722,868)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	77,861		(725,366)	2,142,496	4,503,935	(2,737,143)
NET INCREASE (DECREASE) IN NET ASSETS	79,666		(58,522)	1,845,116	5,863,263	(4,563,283)
NET ASSETS
Beginning of Year or Period	-		12,375,370	10,530,254	44,606,094	49,169,377
End of Year or Period	$79,666		$12,316,848	$12,375,370	$50,469,357	$44,606,094

	Fidelity VIP Contrafund		Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$398,927	$-	$15,096	$-	$35,633
Realized gain (loss)	(457,368)	(1,170,176)	32,590	14,912	13,223	101,638
Change in net unrealized appreciation (depreciation) on investments	4,886,386	(760,253)	1,188	(19,787)	89,917	(171,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,429,018	(1,531,502)	33,778	10,221	103,140	(33,918)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,690,516	3,519,030	44,760	112,813	78,223	637,306
Transfers between variable and fixed accounts, net	(445,425)	1,817,577	146,872	131,853	(69,400)	(319,299)
Policy maintenance charges	(1,395,881)	(2,774,775)	(32,860)	(64,566)	(61,892)	(135,388)
Policy benefits and terminations	(1,337,760)	(1,755,318)	(10,752)	(22,532)	(10,703)	(226,239)
Other	(205,391)	(35,637)	1,155	96	(6,930)	(12,274)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,693,941)	770,877	149,175	157,664	(70,702)	(55,894)
NET INCREASE (DECREASE) IN NET ASSETS	2,735,077	(760,625)	182,953	167,885	32,438	(89,812)
NET ASSETS
Beginning of Year or Period	47,697,923	48,458,548	965,340	797,455	1,828,992	1,918,804
End of Year or Period	$50,433,000	$47,697,923	$1,148,293	$965,340	$1,861,430	$1,828,992

(1) Unaudited.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$55,097	$-	$75,668	$-	$81,296
Realized gain (loss)	90,929	205,790	97,433	144,896	(140,548)	(75,769)
Change in net unrealized appreciation (depreciation) on investments	81,750	(281,350)	159,750	(304,522)	473,574	(114,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	172,679	(20,463)	257,183	(83,958)	333,026	(108,727)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	141,003	413,876	223,503	692,283	197,590	326,203
Transfers between variable and fixed accounts, net	46,851	529,360	163,308	945,553	834,751	336,786
Policy maintenance charges	(70,190)	(173,843)	(130,441)	(236,650)	(142,178)	(260,223)
Policy benefits and terminations	(240,775)	(424,742)	(64,466)	(138,363)	(476,284)	(173,443)
Other	3,330	22,642	12,242	(46,401)	(2,133)	(8,632)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(119,781)	367,293	204,146	1,216,422	411,746	220,691
NET INCREASE IN NET ASSETS	52,898	346,830	461,329	1,132,464	744,772	111,964
NET ASSETS
Beginning of Year or Period	2,874,878	2,528,048	3,732,203	2,599,739	4,306,731	4,194,767
End of Year or Period	$2,927,776	$2,874,878	$4,193,532	$3,732,203	$5,051,503	$4,306,731

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2045		Fidelity VIP Growth
	Service Class 2		Service Class 2 (2)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$47,732	$-		$-	$6,394
Realized gain (loss)	27,952	67,270	-		176,502	445,924
Change in net unrealized appreciation (depreciation) on investments	154,122	(210,371)	146		313,832	(673,122)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,074	(95,369)	146		490,334	(220,804)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	300,093	416,119	-		160,811	320,019
Transfers between variable and fixed accounts, net	16,552	655,815	2,500		(48,781)	1,847,484
Policy maintenance charges	(103,473)	(168,172)	(158)		(122,519)	(233,719)
Policy benefits and terminations	(113,082)	(295,909)	-		(319,790)	(101,813)
Other	344	7,375	(1)		(32,885)	(117,011)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	100,434	615,228	2,341		(363,164)	1,714,960
NET INCREASE IN NET ASSETS	282,508	519,859	2,487		127,170	1,494,156
NET ASSETS
Beginning of Year or Period	2,493,981	1,974,122	-		4,665,652	3,171,496
End of Year or Period	$2,776,489	$2,493,981	$2,487		$4,792,822	$4,665,652

(1) Unaudited.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies		Templeton Foreign
	Service Class 2		Service Class 2		Securities Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$7,420	$-	$23,208	$2,676
Realized gain (loss)	(373,024)	(549,639)	93,811	412,938	(1)
Change in net unrealized appreciation (depreciation) on investments	2,463,824	(3,327,016)	248,896	(890,165)	1,523
Net Increase (Decrease) in Net Assets Resulting from Operations	2,090,800	(3,869,235)	342,707	(454,019)	4,198
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,034,808	2,499,873	118,503	489,775	85
Transfers between variable and fixed accounts, net	(826,701)	(254,577)	249,741	(735,575)	94,816
Policy maintenance charges	(722,732)	(1,577,919)	(113,103)	(313,282)	(43)
Policy benefits and terminations	(492,226)	(1,439,956)	(271,447)	(212,194)	-
Other	(146,950)	(233,280)	(3,492)	(7,307)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,153,801)	(1,005,859)	(19,798)	(778,583)	94,858
NET INCREASE (DECREASE) IN NET ASSETS	936,999	(4,875,094)	322,909	(1,232,602)	99,056
NET ASSETS
Beginning of Year or Period	30,014,806	34,889,900	2,832,847	4,065,449	-
End of Year or Period	$30,951,805	$30,014,806	$3,155,756	$2,832,847	$99,056

	Templeton Global Bond		GE Investments		Janus Aspen Series
	Securities Class 2		Total Return Class 3		Overseas Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$2,248,628	$1,278,998	$-	$7,073	$146,193	$182,577
Realized gain (loss)	(17,278)	269,234	(9,357)	6,124	4,831,527	3,760,478
Change in net unrealized appreciation (depreciation) on investments	(568,093)	(2,467,148)	27,915	(29,115)	(4,941,863)	(21,247,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,663,257	(918,916)	18,558	(15,918)	35,857	(17,304,383)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	983,547	1,853,335	56,135	70,992	1,236,044	3,186,462
Transfers between variable and fixed accounts, net	2,249,358	16,025,787	114,926	289,739	938,198	(3,426,011)
Policy maintenance charges	(774,031)	(1,138,496)	(33,354)	(34,884)	(764,851)	(1,848,871)
Policy benefits and terminations	(393,989)	(539,270)	(9,883)	(5,926)	(566,867)	(1,033,996)
Other	(53,320)	(293,266)	(14,689)	2,089	(113,643)	(71,450)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,011,565	15,908,090	113,135	322,010	728,881	(3,193,866)
NET INCREASE (DECREASE) IN NET ASSETS	3,674,822	14,989,174	131,693	306,092	764,738	(20,498,249)
NET ASSETS
Beginning of Year or Period	29,319,151	14,329,977	446,459	140,367	34,200,839	54,699,088
End of Year or Period	$32,993,973	$29,319,151	$578,152	$446,459	$34,965,577	$34,200,839

(1) Unaudited.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Janus Apsen Series Enterprise Service Class		Lazard Retirement U.S. Strategic Equity Service Class		Legg Mason ClearBridge Variable Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$6,910	$-	$-
Realized gain	205,881	287,767	37,580	34,511	52,483	90,465
Change in net unrealized appreciation (depreciation) on investments	74,645	(334,151)	6,746	(42,274)	92,935	(136,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	280,526	(46,384)	44,326	(853)	145,418	(46,203)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	99,965	214,001	73,517	63,853	149,373	111,198
Transfers between variable and fixed accounts, net	(30,937)	(371,733)	(89,058)	164,598	(41,390)	737,939
Policy maintenance charges	(97,034)	(187,188)	(34,290)	(37,563)	(66,421)	(92,163)
Policy benefits and terminations	(50,311)	(233,695)	(38,513)	(4,898)	(31,129)	(23,377)
Other	(8,394)	(24,278)	(2,809)	(6,490)	(39,711)	(1,213)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(86,711)	(602,893)	(91,153)	179,500	(29,278)	732,384
NET INCREASE (DECREASE) IN NET ASSETS	193,815	(649,277)	(46,827)	178,647	116,140	686,181
NET ASSETS
Beginning of Year or Period	3,216,086	3,865,363	704,086	525,439	1,452,621	766,440
End of Year or Period	$3,409,901	$3,216,086	$657,259	$704,086	$1,568,761	$1,452,621

	Legg Mason ClearBridge Variable Mid Cap Core - Class II		Lord Abbett Developing Growth Class VC (2)		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$30,618
Realized gain (loss)	56,909	528,901	(1)		65,475	560,752
Change in net unrealized appreciation (depreciation) on investments	400,784	(646,227)	141		494,263	(977,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	457,693	(117,326)	140		559,738	(385,924)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	113,399	324,116	-		142,322	297,924
Transfers between variable and fixed accounts, net	2,098,733	(2,018,447)	2,403		92,763	13,064,513
Policy maintenance charges	(220,139)	(401,290)	(34)		(165,449)	(190,611)
Policy benefits and terminations	(1,874)	(59,259)	-		(72,054)	(93,590)
Other	5,427	32,442	-		12,406	(1,518)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,995,546	(2,122,438)	2,369		9,988	13,076,718
NET INCREASE (DECREASE) IN NET ASSETS	2,453,239	(2,239,764)	2,509		569,726	12,690,794
NET ASSETS
Beginning of Year or Period	5,820,615	8,060,379	-		14,785,262	2,094,468
End of Year or Period	$8,273,854	$5,820,615	$2,509		$15,354,988	$14,785,262

(1) Unaudited.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011

	MFS New Discovery Series Service Class		MFS Utilities Series Service Class		PIMCO Global Multi-Asset - Advisor Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$522,312	$205,995	$89,644
Realized gain (loss)	(88,405)	1,708,954	793,893	279,541	(363,459)	98,459
Change in net unrealized appreciation (depreciation) on investments	691,705	(2,532,626)	(68,368)	179,397	469,286	(911,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	603,300	(823,672)	725,525	981,250	311,822	(723,110)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	193,138	492,419	298,934	566,586	521,638	304,984
Transfers between variable and fixed accounts, net	(349,554)	(1,619,880)	(2,972,173)	652,125	(3,361,788)	13,775,983
Policy maintenance charges	(121,096)	(392,395)	(345,491)	(753,942)	(316,921)	(270,649)
Policy benefits and terminations	(134,446)	(240,044)	(368,028)	(206,513)	(533,460)	-
Other	(58,302)	100,053	(34,729)	29,232	15,824	10,437
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(470,260)	(1,659,847)	(3,421,487)	287,488	(3,674,707)	13,820,755
NET INCREASE (DECREASE) IN NET ASSETS	133,040	(2,483,519)	(2,695,962)	1,268,738	(3,362,885)	13,097,645
NET ASSETS
Beginning of Year or Period	4,951,987	7,435,506	17,659,927	16,391,189	13,097,645	-
End of Year or Period	$5,085,027	$4,951,987	$14,963,965	$17,659,927	$9,734,760	$13,097,645

	Royce Micro-Cap Service Class		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$34,730	$-	$-	$484,438	$689,279
Realized gain (loss)	(81,643)	52,570	247,338	1,047,184	(137,823)	(1,421,274)
Change in net unrealized appreciation (depreciation) on investments	69,150	(300,504)	1,700,422	(819,104)	3,096,394	197,011
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,493)	(213,204)	1,947,760	228,080	3,443,009	(534,984)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	55,175	104,728	680,150	1,106,815	1,340,686	2,493,509
Transfers between variable and fixed accounts, net	374,798	663,969	7,022,499	5,395,509	2,123,181	610,935
Policy maintenance charges	(43,412)	(67,501)	(582,813)	(824,663)	(1,051,846)	(2,079,210)
Policy benefits and terminations	(50,378)	(51,104)	(277,179)	(324,295)	(766,710)	(1,160,317)
Other	(14,635)	(45,844)	(19,186)	9,336	(228,032)	25,499
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	321,548	604,248	6,823,471	5,362,702	1,417,279	(109,584)
NET INCREASE (DECREASE) IN NET ASSETS	309,055	391,044	8,771,231	5,590,782	4,860,288	(644,568)
NET ASSETS
Beginning of Year or Period	1,324,826	933,782	15,537,774	9,946,992	42,945,516	43,590,084
End of Year or Period	$1,633,881	$1,324,826	$24,309,005	$15,537,774	$47,805,804	$42,945,516

(1) Unaudited.

(2) Operations commenced on May 5, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Van Eck VIP Global Hard Assets Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$909,188
Realized gain	3,371,829	791,637
Change in unrealized depreciation on investments	(8,222,422)	(14,736,099)
Net Decrease in Net Assets Resulting from Operations	(4,850,593)	(13,035,274)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,621,336	4,190,933
Transfers between variable and fixed accounts, net	703,911	(136,543)
Policy maintenance charges	(1,607,693)	(3,431,988)
Policy benefits and terminations	(1,284,384)	(2,122,158)
Other	(279,416)	(772,239)
Net Decrease in Net Assets Derived from Policy Transactions	(846,246)	(2,271,995)
NET DECREASE IN NET ASSETS	(5,696,839)	(15,307,269)
NET ASSETS
Beginning of Year or Period	64,362,975	79,670,244
End of Year or Period	$58,666,136	$64,362,975

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
01/01/2012 - 06/30/2012 (Unaudited) (5)	$23.40	8,345,725	$195,321,642	0.00%	0.00%	0.00%
2011	23.40	9,807,833	229,540,525	0.00%	0.00%	0.00%
2010	23.40	9,729,669	227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	0.00%	4.85%	4.99%
Diversified Bond
01/01/2012 - 06/30/2012 (Unaudited)	$13.43	1,240,546	$16,657,580	0.00%	1.88%	4.61%
2011	12.84	1,163,981	14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	0.00%	5.09%	1.32%
Floating Rate Loan
01/01/2012 - 06/30/2012 (Unaudited)	$9.85	756,349	$7,447,171	0.00%	4.10%	3.80%
2011	9.49	726,283	6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	0.00%	7.28%	(1.89%)
High Yield Bond
01/01/2012 - 06/30/2012 (Unaudited)	$54.84	1,627,758	$89,258,981	0.00%	7.08%	6.57%
2011	51.45	1,670,019	85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	0.00%	7.58%	2.44%
Inflation Managed
01/01/2012 - 06/30/2012 (Unaudited)	$59.06	2,509,850	$148,243,542	0.00%	4.69%	5.71%
2011	55.87	2,624,196	146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	0.00%	4.27%	10.14%
Inflation Protected
01/01/2012 - 06/30/2012 (Unaudited)	$11.18	135,009	$1,509,993	0.00%	0.86%	3.48%
05/03/2011 - 12/31/2011	10.81	118,662	1,282,543	0.00%	9.29%	8.02%
Managed Bond
01/01/2012 - 06/30/2012 (Unaudited)	$60.20	5,942,203	$357,737,221	0.00%	5.50%	5.73%
2011	56.94	6,113,636	348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	0.00%	4.47%	8.53%
Short Duration Bond
01/01/2012 - 06/30/2012 (Unaudited)	$12.37	4,209,381	$52,053,961	0.00%	0.54%	1.70%
2011	12.16	4,110,452	49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	0.00%	4.52%	4.47%
Emerging Markets Debt (6)
05/02/2012 - 06/30/2012 (Unaudited)	$9.99	4,431	$44,252	0.00%	0.00%	(0.13%)
American Funds Growth
01/01/2012 - 06/30/2012 (Unaudited)	$13.91	3,594,156	$50,010,151	0.00%	0.00%	7.99%
2011	12.89	3,728,587	48,043,569	0.00%	0.19%	(4.66%)
2010 (5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.00%	0.42%	11.93%
American Funds Growth-Income
01/01/2012 - 06/30/2012 (Unaudited)	$12.55	3,059,063	$38,405,752	0.00%	0.00%	8.25%
2011	11.60	3,128,493	36,283,431	0.00%	0.80%	(2.24%)
2010 (5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	0.00%	1.31%	4.66%
Comstock
01/01/2012 - 06/30/2012 (Unaudited)	$12.39	2,336,260	$28,951,808	0.00%	0.00%	8.41%
2011	11.43	2,349,076	26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	0.00%	1.54%	(3.01%)

See Notes to Financial Statements	F-23	See explanation of references on F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Dividend Growth
01/01/2012 - 06/30/2012 (Unaudited)	$14.67	2,410,493	$35,372,633	0.00%	0.00%	7.73%
2011	13.62	2,187,849	29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.00%	0.71%	1.19%
Equity Index
01/01/2012 - 06/30/2012 (Unaudited)	$57.56	6,999,279	$402,903,290	0.00%	0.56%	9.34%
2011	52.65	7,316,815	385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	0.00%	1.84%	5.23%
Focused 30
01/01/2012 - 06/30/2012 (Unaudited)	$14.26	2,208,535	$31,500,561	0.00%	0.00%	16.12%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.00%	0.43%	31.84%
Growth LT
01/01/2012 - 06/30/2012 (Unaudited)	$46.72	3,339,079	$156,010,786	0.00%	0.31%	9.72%
2011	42.58	3,552,818	151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.00%	0.44%	15.63%
Large-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$8.12	4,417,344	$35,886,776	0.00%	0.00%	11.19%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	0.00%	21.63%
Large-Cap Value
01/01/2012 - 06/30/2012 (Unaudited)	$17.45	5,024,207	$87,657,376	0.00%	0.00%	9.60%
2011	15.92	5,123,670	81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	0.00%	1.18%	3.54%
Long/Short Large-Cap
01/01/2012 - 06/30/2012 (Unaudited)	$10.05	500,040	$5,024,499	0.00%	0.00%	9.18%
2011	9.20	526,709	4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)
Main Street Core
01/01/2012 - 06/30/2012 (Unaudited)	$55.60	2,645,053	$147,057,850	0.00%	0.00%	9.01%
2011	51.00	2,755,477	140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	0.00%	1.20%	4.40%
Mid-Cap Equity
01/01/2012 - 06/30/2012 (Unaudited)	$25.40	3,595,419	$91,337,754	0.00%	0.00%	3.08%
2011	24.64	3,795,678	93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.00%	0.74%	(2.15%)
Mid-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$11.27	3,456,131	$38,941,426	0.00%	0.00%	6.08%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.00%	0.48%	22.92%
Mid-Cap Value
01/01/2012 - 06/30/2012 (Unaudited)	$17.49	306,023	$5,353,486	0.00%	0.00%	4.99%
2011	16.66	346,695	5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%

See Notes to Financial Statements	F-24	See explanation of references on F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Small-Cap Equity
01/01/2012 - 06/30/2012 (Unaudited)	$16.69	615,978	$10,280,835	0.00%	0.00%	2.85%
2011	16.23	602,541	9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.00%	0.24%	6.04%
Small-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$15.90	1,871,846	$29,770,120	0.00%	0.00%	6.86%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	0.00%	15.10%
Small-Cap Index
01/01/2012 - 06/30/2012 (Unaudited)	$20.53	8,083,355	$165,918,841	0.00%	0.11%	8.21%
2011	18.97	8,623,110	163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	0.00%	1.25%	(2.02%)
Small-Cap Value
01/01/2012 - 06/30/2012 (Unaudited)	$26.37	1,946,951	$51,345,460	0.00%	0.20%	1.65%
2011	25.94	1,985,392	51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	0.00%	1.85%	3.14%
Health Sciences
01/01/2012 - 06/30/2012 (Unaudited)	$23.66	1,283,153	$30,360,482	0.00%	0.00%	22.74%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	0.00%	16.47%
Real Estate
01/01/2012 - 06/30/2012 (Unaudited)	$46.24	1,964,288	$90,821,685	0.00%	0.00%	14.51%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2011	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	0.00%	1.02%	(16.16%)
Technology
01/01/2012 - 06/30/2012 (Unaudited)	$7.38	2,020,677	$14,909,755	0.00%	0.00%	7.21%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.00%	0.05%	23.03%
Emerging Markets
01/01/2012 - 06/30/2012 (Unaudited)	$35.72	3,465,953	$123,798,008	0.00%	0.00%	8.06%
2011	33.05	3,464,655	114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	0.00%	1.16%	33.09%
International Large-Cap
01/01/2012 - 06/30/2012 (Unaudited)	$11.65	11,075,536	$128,988,642	0.00%	0.00%	6.28%
2011	10.96	11,139,700	122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	0.00%	1.58%	9.26%
International Small-Cap
01/01/2012 - 06/30/2012 (Unaudited)	$8.35	876,379	$7,317,778	0.00%	0.00%	3.89%
2011	8.04	887,630	7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	0.00%	1.34%	4.73%
International Value
01/01/2012 - 06/30/2012 (Unaudited)	$21.53	4,893,674	$105,371,063	0.00%	1.56%	3.66%
2011	20.77	5,009,545	104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	0.00%	2.01%	6.24%

See Notes to Financial Statements	F-25	See explanation of references on F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
American Funds Asset Allocation
01/01/2012 - 06/30/2012 (Unaudited)	$15.81	392,812	$6,208,659	0.00%	0.45%	7.68%
2011	14.68	380,895	5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%
Pacific Dynamix - Conservative Growth
01/01/2012 - 06/30/2012 (Unaudited)	$13.57	186,216	$2,527,412	0.00%	0.00%	4.67%
2011	12.97	138,858	1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%
Pacific Dynamix - Moderate Growth
01/01/2012 - 06/30/2012 (Unaudited)	$14.18	365,493	$5,184,060	0.00%	0.00%	5.46%
2011	13.45	429,098	5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%
Pacific Dynamix - Growth
01/01/2012 - 06/30/2012 (Unaudited) (5)	$14.75	632,206	$9,325,316	0.00%	0.00%	6.19%
2011	13.89	521,999	7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%
Portfolio Optimization Conservative
01/01/2012 - 06/30/2012 (Unaudited) (5)	$10.47	2,187,448	$22,896,514	0.00%	0.00%	5.22%
05/02/2011 - 12/31/2011	9.95	2,216,948	22,053,729	0.00%	1.74%	(0.52%)
Portfolio Optimization Moderate-Conservative
01/01/2012 - 06/30/2012 (Unaudited) (5)	$10.25	5,090,323	$52,179,032	0.00%	0.00%	5.95%
05/10/2011 - 12/31/2011	9.67	5,122,447	49,559,167	0.00%	1.54%	(3.07%)
Portfolio Optimization Moderate
01/01/2012 - 06/30/2012 (Unaudited) (5)	$10.00	19,720,740	$197,211,125	0.00%	0.00%	6.39%
05/02/2011 - 12/31/2011	9.40	19,851,605	186,595,701	0.00%	1.35%	(6.00%)
Portfolio Optimization Growth
01/01/2012 - 06/30/2012 (Unaudited) (5)	$9.75	25,791,226	$251,589,054	0.00%	0.00%	6.72%
05/02/2011 - 12/31/2011	9.14	26,380,395	241,128,467	0.00%	1.03%	(8.60%)
Portfolio Optimization Aggressive-Growth
01/01/2012 - 06/30/2012 (Unaudited) (5)	$9.50	10,285,759	$97,726,693	0.00%	0.00%	7.22%
05/06/2011 - 12/31/2011	8.86	10,558,362	93,565,955	0.00%	0.88%	(9.63%)
I
01/01/2012 - 06/30/2012 (Unaudited)	$27.21	2,097,864	$57,075,912	0.00%	0.32%	5.91%
2011	25.69	2,155,165	55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	0.00%	2.05%	8.01%
II
01/01/2012 - 06/30/2012 (Unaudited)	$26.66	1,206,310	$32,158,698	0.00%	0.10%	11.98%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.00%	0.37%	22.43%
III
01/01/2012 - 06/30/2012 (Unaudited)	$42.07	963,386	$40,532,861	0.00%	0.00%	8.78%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	0.00%	11.92%
V
01/01/2012 - 06/30/2012 (Unaudited)	$15.47	1,130,583	$17,485,580	0.00%	1.66%	6.73%
2011	14.49	1,276,782	18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.00%	0.62%	5.44%
Invesco V.I. International Growth Series II (6)
05/31/2012 - 06/30/2012 (Unaudited)	$9.48	3,169	$30,044	0.00%	0.00%	5.38%
American Century VP Mid Cap Value Class II (6)
06/04/2012 - 06/30/2012 (Unaudited)	$9.79	8,134	$79,666	0.00%	See Note (7)	6.41%
BlackRock Basic Value V.I. Class III
01/01/2012 - 06/30/2012 (Unaudited)	$12.02	1,024,864	$12,316,848	0.00%	0.00%	5.36%
2011	11.41	1,084,978	12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	0.00%	1.64%	1.53%

See Notes to Financial Statements	F-26	See explanation of references on F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
BlackRock Global Allocation V.I. Class III
01/01/2012 - 06/30/2012 (Unaudited)	$15.79	3,197,234	$50,469,357	0.00%	0.00%	3.46%
2011	15.26	2,923,677	44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	0.00%	4.57%	16.75%
Fidelity VIP Contrafund Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$14.49	3,480,762	$50,433,000	0.00%	0.00%	9.28%
2011	13.26	3,597,347	47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.00%	0.91%	17.30%
Fidelity VIP Freedom Income Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$11.52	99,710	$1,148,293	0.00%	0.00%	3.18%
2011	11.16	86,488	965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	0.00%	See Note (8)	(0.35%)
Fidelity VIP Freedom 2010 Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$10.89	170,943	$1,861,430	0.00%	0.00%	5.72%
2011	10.30	177,565	1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	0.00%	See Note (8)	(0.11%)
Fidelity VIP Freedom 2015 Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$10.67	274,434	$2,927,776	0.00%	0.00%	5.89%
2011	10.08	285,336	2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	0.00%	See Note (8)	(2.12%)
Fidelity VIP Freedom 2020 Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$10.20	411,220	$4,193,532	0.00%	0.00%	6.40%
2011	9.58	389,420	3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	0.00%	See Note (8)	(0.02%)
Fidelity VIP Freedom 2025 Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$10.09	500,553	$5,051,503	0.00%	0.00%	7.09%
2011	9.42	457,025	4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	0.00%	See Note (8)	0.26%
Fidelity VIP Freedom 2030 Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$9.56	290,289	$2,776,489	0.00%	0.00%	7.32%
2011	8.91	279,847	2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	0.00%	See Note (8)	(2.98%)
Fidelity VIP Freedom 2045 Service Class 2 (6)
06/04/2012 - 06/30/2012 (Unaudited)	$9.63	258	$2,487	0.00%	0.00%	6.22%
Fidelity VIP Growth Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$13.27	361,310	$4,792,822	0.00%	0.00%	10.46%
2011	12.01	388,503	4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.00%	0.19%	26.66%
Fidelity VIP Mid Cap Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$15.53	1,992,714	$30,951,805	0.00%	0.00%	6.77%
2011	14.55	2,063,275	30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.00%	0.48%	15.34%
Fidelity VIP Value Strategies Service Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$12.72	248,114	$3,155,756	0.00%	0.00%	12.12%
2011	11.34	249,715	2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.00%	0.46%	5.44%

See Notes to Financial Statements	F-27	See explanation of references on F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Templeton Foreign Securities Class 2 (6)
05/18/2012 - 06/30/2012 (Unaudited)	$9.41	10,527	$99,056	0.00%	See Note (9)	4.70%
Templeton Global Bond Securities Class 2
01/01/2012 - 06/30/2012 (Unaudited)	$10.98	3,004,975	$32,993,973	0.00%	14.70%	5.49%
2011	10.41	2,816,935	29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%
GE Investments Total Return Class 3
01/01/2012 - 06/30/2012 (Unaudited)	$10.88	53,123	$578,152	0.00%	0.00%	6.02%
2011	10.27	43,491	446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%
Janus Apsen Series Overseas Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$8.64	4,048,641	$34,965,577	0.00%	0.77%	(0.27%)
2011	8.66	3,949,389	34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.00%	0.69%	16.76%
Janus Aspen Series Enterprise Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$12.00	284,256	$3,409,901	0.00%	0.00%	8.18%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.00%	0.12%	8.83%
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$9.38	70,075	$657,259	0.00%	0.00%	5.18%
2011	8.92	78,958	704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	0.00%	4.44%	(8.17%)
Legg Mason ClearBridge Variable Aggressive Growth - Class II
01/01/2012 - 06/30/2012 (Unaudited)	$10.96	143,084	$1,568,761	0.00%	0.00%	11.06%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	0.00%	(4.02%)
Legg Mason ClearBridge Variable Mid Cap Core - Class II
01/01/2012 - 06/30/2012 (Unaudited)	$10.77	768,079	$8,273,854	0.00%	0.00%	7.38%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.00%	0.12%	(5.49%)
Lord Abbett Developing Growth Class VC (6)
05/22/2012 - 06/30/2012 (Unaudited)	$9.80	256	$2,509	0.00%	0.00%	5.93%
Lord Abbett Fundamental Equity Class VC
01/01/2012 - 06/30/2012 (Unaudited)	$10.57	1,452,347	$15,354,988	0.00%	0.00%	3.81%
2011	10.18	1,451,784	14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%
MFS New Discovery Series Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$12.77	398,236	$5,085,027	0.00%	0.00%	11.79%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	0.00%	(4.79%)
MFS Utilities Series Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$11.66	1,283,723	$14,963,965	0.00%	0.00%	4.78%
2011	11.12	1,587,426	17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	0.00%	9.08%
PIMCO Global Multi-Asset - Advisor Class
01/01/2012 - 06/30/2012 (Unaudited)	$9.34	1,042,314	$9,734,760	0.00%	3.40%	2.08%
05/05/2011 - 12/31/2011	9.15	1,431,608	13,097,645	0.00%	1.65%	(6.30%)
Royce Micro-Cap Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$10.41	156,928	$1,633,881	0.00%	0.00%	2.42%
2011	10.17	130,318	1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	See Note (10)	18.65%

See Notes to Financial Statements	F-28	See explanation of references on F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
T. Rowe Price Blue Chip Growth - II
01/01/2012 - 06/30/2012 (Unaudited)	$14.13	1,720,267	$24,309,005	0.00%	0.00%	12.00%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.00%	0.07%	12.49%
T. Rowe Price Equity Income - II
01/01/2012 - 06/30/2012 (Unaudited)	$12.34	3,872,499	$47,805,804	0.00%	2.05%	7.95%
2011	11.44	3,755,291	42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	0.00%	1.49%	3.03%
Van Eck VIP Global Hard Assets Initial Class
01/01/2012 - 06/30/2012 (Unaudited)	$21.92	2,676,893	$58,666,136	0.00%	0.00%	(7.86%)
2011	23.79	2,705,878	64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.00%	0.10%	45.36%
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).
(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk (“M&E”) fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations on June 4, 2012, the American Century VP Mid Cap Value Class II Variable Account received its annual distribution. The annualized investment income ratio was 22.44%. Prior to annualization, the ratio was 1.59%.
(8)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.
(9)	Subsequent to commencement of operations on May 18, 2012, the Templeton Foreign Securities Class 2 Variable Account received its annual distribution. The annualized investment income ratio was 55.43%. Prior to annualization, the ratio was 6.21%.
(10)	Subsequent to commencement of operations on May 13, 2010, the Royce Micro-Cap Service Class Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements	F-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2012 is comprised of eighty subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 3), M Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). Seventy-nine of the eighty Variable Accounts are presented in the Schedules of Investments on pages E-1 and E-2 of this brochure. The Fidelity VIP Freedom 2035 Service Class 2 was the only Variable Account that had no investments as of June 30, 2012 and therefore is not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) seven new Variable Accounts. The six Variable Accounts listed in the table below commenced operations during 2012. The Fidelity VIP Freedom 2035 Service Class 2 Variable Account had no investments as of June 30, 2012.

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Emerging Markets Debt	May 2, 2012	Fidelity VIP Freedom 2045 Service Class 2	June 4, 2012
Invesco V.I. International Growth Series II	May 31, 2012	Templeton Foreign Securities Class 2	May 18, 2012
American Century VP Mid Cap Value Class II	June 4, 2012	Lord Abbett Developing Growth Class VC	May 22, 2012

Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) during 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 1.00% which are based on an annual percentage of average daily net assets of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2012, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$47,123,412	$81,340,211
Diversified Bond	4,034,771	2,728,804
Floating Rate Loan	1,266,072	822,922
High Yield Bond	14,703,523	13,871,291
Inflation Managed	35,123,451	14,279,427
Inflation Protected	612,383	420,624
Managed Bond	18,358,242	18,363,833
Short Duration Bond	6,656,168	5,299,930
Emerging Markets Debt (1)	45,282	1,216
American Funds Growth	1,144,786	3,052,434
American Funds Growth-Income	1,175,493	2,046,833
Comstock	2,824,039	1,536,438
Dividend Growth	6,093,814	2,034,695
Equity Index	7,823,924	25,020,057
Focused 30	4,910,609	2,572,176
Growth LT	57,010,345	11,741,936
Large-Cap Growth	9,239,817	4,487,187
Large-Cap Value	6,082,864	5,668,764
Long/Short Large-Cap	980,634	566,072
Main Street Core	8,845,678	8,441,111

Variable Accounts	Purchases	Sales

Mid-Cap Equity	$21,144,802	$7,013,954
Mid-Cap Growth	11,729,119	5,217,796
Mid-Cap Value	1,887,769	2,193,924
Small-Cap Equity	3,021,715	2,295,684
Small-Cap Growth	6,508,688	3,690,494
Small-Cap Index	6,769,067	14,805,366
Small-Cap Value	9,415,995	4,591,462
Health Sciences	6,483,378	1,722,286
Real Estate	6,335,579	5,276,622
Technology	5,498,000	2,813,208
Emerging Markets	17,376,259	3,897,899
International Large-Cap	4,324,994	5,202,853
International Small-Cap	783,863	910,016
International Value	3,204,790	4,934,834
American Funds Asset Allocation	1,038,693	750,848
Pacific Dynamix - Conservative Growth	822,353	86,961
Pacific Dynamix - Moderate Growth	696,886	1,522,748
Pacific Dynamix - Growth	1,997,451	184,973
Portfolio Optimization Conservative	1,994,982	2,265,632
Portfolio Optimization Moderate-Conservative	4,016,672	4,334,619

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales

Portfolio Optimization Moderate	$5,790,553	$7,150,686
Portfolio Optimization Growth	6,003,835	11,683,473
Portfolio Optimization Aggressive-Growth	3,308,427	5,921,535
I	2,346,337	3,914,582
II	1,927,929	2,512,384
III	1,822,598	1,607,710
V	1,180,710	3,293,037
Invesco V.I. International Growth Series II (1)	29,021	-
American Century VP Mid Cap Value Class II (1)	78,519	-
BlackRock Basic Value V.I. Class III	624,982	1,350,346
BlackRock Global Allocation V.I. Class III	7,051,594	2,547,645
Fidelity VIP Contrafund Service Class 2	2,122,102	3,816,043
Fidelity VIP Freedom Income Service Class 2	480,349	324,960
Fidelity VIP Freedom 2010 Service Class 2	93,857	154,833
Fidelity VIP Freedom 2015 Service Class 2	205,657	306,325
Fidelity VIP Freedom 2020 Service Class 2	934,299	714,147
Fidelity VIP Freedom 2025 Service Class 2	1,138,176	709,141
Fidelity VIP Freedom 2030 Service Class 2	260,982	153,227
Fidelity VIP Freedom 2045 Service Class 2 (1)	2,342	-
Fidelity VIP Growth Service Class 2	412,878	776,040
Fidelity VIP Mid Cap Service Class 2	1,299,656	2,447,148

(1)	Operations commenced during 2012 (See Note 1).

Variable Accounts	Purchases	Sales

Fidelity VIP Value Strategies Service Class 2	$791,009	$810,806
Templeton Foreign Securities Class 2 (1)	97,573	39
Templeton Global Bond Securities Class 2	8,608,125	4,291,480
GE Investments Total Return Class 3	427,851	314,716
Janus Aspen Series Overseas Service Class	7,341,487	2,567,365
Janus Aspen Series Enterprise Service Class	313,387	400,098
Lazard Retirement U.S. Strategic Equity Service Class	127,826	218,979
Legg Mason ClearBridge Variable Aggressive Growth - Class II	501,843	531,121
Legg Mason ClearBridge Variable Mid Cap Core - Class II	2,295,834	300,288
Lord Abbett Developing Growth Class VC (1)	2,403	35
Lord Abbett Fundamental Equity Class VC	631,947	621,960
MFS New Discovery Series Service Class	763,514	1,233,774
MFS Utilities Series Service Class	1,976,416	5,397,903
PIMCO Global Multi-Asset - Advisor Class	2,571,523	6,040,237
Royce Micro-Cap Service Class	925,983	604,434
T. Rowe Price Blue Chip Growth - II	7,656,683	833,208
T. Rowe Price Equity Income - II	4,032,889	2,131,155
Van Eck VIP Global Hard Assets Initial Class	7,431,297	3,504,210

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages E-1 and E-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2012 and for the year or period ended December 31, 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

Cash Management	5,668,860	(7,130,968)	(1,462,108)	12,924,796	(12,846,632)	78,164
Diversified Bond	354,372	(277,807)	76,565	997,105	(3,624,556)	(2,627,451)
Floating Rate Loan	187,407	(157,341)	30,066	603,461	(1,686,483)	(1,083,022)
High Yield Bond	317,720	(359,981)	(42,261)	774,024	(976,445)	(202,421)
Inflation Managed	302,253	(416,599)	(114,346)	825,470	(1,821,949)	(996,479)
Inflation Protected (2)	61,584	(45,237)	16,347	148,404	(29,742)	118,662
Managed Bond	597,718	(769,151)	(171,433)	1,362,429	(3,782,656)	(2,420,227)
Short Duration Bond	779,449	(680,520)	98,929	1,777,659	(2,708,372)	(930,713)
Emerging Markets Debt (3)	4,457	(26)	4,431
American Funds Growth	266,722	(401,153)	(134,431)	777,447	(2,005,376)	(1,227,929)
American Funds Growth-Income	262,821	(332,251)	(69,430)	708,240	(2,480,037)	(1,771,797)
Comstock	246,614	(259,430)	(12,816)	648,237	(3,544,738)	(2,896,501)
Dividend Growth	489,513	(266,869)	222,644	577,044	(1,753,731)	(1,176,687)
Equity Index	411,314	(728,850)	(317,536)	934,218	(1,968,721)	(1,034,503)
Focused 30	388,769	(446,160)	(57,391)	571,618	(1,160,865)	(589,247)
Growth LT	167,722	(381,461)	(213,739)	469,554	(1,281,838)	(812,284)
Large-Cap Growth	659,572	(846,611)	(187,039)	1,345,673	(4,402,696)	(3,057,023)
Large-Cap Value	520,813	(620,276)	(99,463)	1,070,029	(4,370,665)	(3,300,636)
Long/Short Large-Cap	51,995	(78,664)	(26,669)	471,090	(2,985,926)	(2,514,836)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

Main Street Core	155,833	(266,257)	(110,424)	351,305	(955,495)	(604,190)
Mid-Cap Equity	255,500	(455,759)	(200,259)	649,355	(1,994,886)	(1,345,531)
Mid-Cap Growth	514,854	(740,964)	(226,110)	1,485,706	(3,110,340)	(1,624,634)
Mid-Cap Value	104,375	(145,047)	(40,672)	329,416	(1,269,694)	(940,278)
Small-Cap Equity	204,292	(190,855)	13,437	446,468	(1,508,283)	(1,061,815)
Small-Cap Growth	247,319	(343,489)	(96,170)	582,876	(1,350,045)	(767,169)
Small-Cap Index	543,115	(1,082,870)	(539,755)	993,406	(2,180,609)	(1,187,203)
Small-Cap Value	268,751	(307,192)	(38,441)	703,194	(1,082,363)	(379,169)
Health Sciences	302,584	(149,642)	152,942	480,593	(511,049)	(30,456)
Real Estate	162,643	(231,989)	(69,346)	793,321	(719,102)	74,219
Technology	685,446	(524,001)	161,445	980,389	(1,361,148)	(380,759)
Emerging Markets	347,213	(345,915)	1,298	782,312	(1,812,456)	(1,030,144)
International Large-Cap	930,391	(994,555)	(64,164)	4,511,602	(4,816,533)	(304,931)
International Small-Cap	148,860	(160,111)	(11,251)	581,417	(2,202,647)	(1,621,230)
International Value	390,399	(506,270)	(115,871)	1,000,818	(2,068,428)	(1,067,610)
American Funds Asset Allocation	78,806	(66,889)	11,917	351,907	(251,131)	100,776
Pacific Dynamix - Conservative Growth	58,220	(10,862)	47,358	79,974	(65,935)	14,039
Pacific Dynamix - Moderate Growth	54,902	(118,507)	(63,605)	235,945	(53,764)	182,181
Pacific Dynamix - Growth	132,279	(22,072)	110,207	263,754	(47,020)	216,734
Portfolio Optimization Conservative (4)	259,788	(289,288)	(29,500)	2,424,181	(207,233)	2,216,948
Portfolio Optimization Moderate-Conservative (5)	516,389	(548,513)	(32,124)	5,591,188	(468,741)	5,122,447
Portfolio Optimization Moderate (4)	1,454,577	(1,585,442)	(130,865)	21,963,114	(2,111,509)	19,851,605
Portfolio Optimization Growth (4)	1,794,361	(2,383,530)	(589,169)	29,104,421	(2,724,026)	26,380,395
Portfolio Optimization Aggressive-Growth (6)	716,233	(988,836)	(272,603)	11,738,530	(1,180,168)	10,558,362
I	160,065	(217,366)	(57,301)	340,144	(440,761)	(100,617)
II	115,966	(138,566)	(22,600)	453,169	(480,564)	(27,395)
III	77,119	(76,792)	327	292,874	(326,835)	(33,961)
V	129,526	(275,725)	(146,199)	395,784	(541,835)	(146,051)
Invesco V.I. International Growth Series II (3)	3,180	(11)	3,169
American Century VP Mid Cap Value Class II (3)	8,134	-	8,134
BlackRock Basic Value V.I. Class III	505,482	(565,596)	(60,114)	391,577	(204,134)	187,443
BlackRock Global Allocation V.I. Class III	681,787	(408,230)	273,557	965,152	(1,146,940)	(181,788)
Fidelity VIP Contrafund Service Class 2	345,830	(462,415)	(116,585)	838,724	(794,345)	44,379
Fidelity VIP Freedom Income Service Class 2	42,957	(29,735)	13,222	27,233	(13,184)	14,049
Fidelity VIP Freedom 2010 Service Class 2	9,560	(16,182)	(6,622)	74,529	(82,452)	(7,923)
Fidelity VIP Freedom 2015 Service Class 2	20,901	(31,803)	(10,902)	115,296	(79,577)	35,719
Fidelity VIP Freedom 2020 Service Class 2	98,499	(76,699)	21,800	174,646	(53,116)	121,530
Fidelity VIP Freedom 2025 Service Class 2	127,678	(84,150)	43,528	72,898	(50,570)	22,328
Fidelity VIP Freedom 2030 Service Class 2	35,650	(25,208)	10,442	120,513	(55,914)	64,599
Fidelity VIP Freedom 2045 Service Class 2 (3)	276	(18)	258
Fidelity VIP Growth Service Class 2	38,499	(65,692)	(27,193)	268,180	(143,677)	124,503
Fidelity VIP Mid Cap Service Class 2	165,707	(236,268)	(70,561)	512,688	(587,536)	(74,848)
Fidelity VIP Value Strategies Service Class 2	79,354	(80,955)	(1,601)	196,929	(273,198)	(76,269)
Templeton Foreign Securities Class 2 (3)	10,532	(5)	10,527
Templeton Global Bond Securities Class 2	746,166	(558,126)	188,040	2,071,680	(619,556)	1,452,124
GE Investments Total Return Class 3	42,357	(32,725)	9,632	42,991	(12,750)	30,241
Janus Aspen Series Overseas Service Class	557,204	(457,952)	99,252	1,481,379	(1,805,881)	(324,502)
Janus Aspen Series Enterprise Service Class	36,130	(41,909)	(5,779)	82,985	(135,780)	(52,795)
Lazard Retirement U.S. Strategic Equity Service Class	17,022	(25,905)	(8,883)	38,158	(19,277)	18,881
Legg Mason ClearBridge Variable Aggressive Growth - Class II	54,593	(58,650)	(4,057)	127,156	(59,328)	67,828
Legg Mason ClearBridge Variable Mid Cap Core - Class II	235,311	(47,471)	187,840	94,794	(284,791)	(189,997)
Lord Abbett Developing Growth Class VC (3)	260	(4)	256
Lord Abbett Fundamental Equity Class VC	97,271	(96,708)	563	1,358,504	(103,146)	1,255,358
MFS New Discovery Series Service Class	81,461	(116,768)	(35,307)	386,170	(535,290)	(149,120)
MFS Utilities Series Service Class	238,142	(541,845)	(303,703)	332,913	(314,728)	18,185
PIMCO Global Multi-Asset - Advisor Class (7)	282,561	(671,855)	(389,294)	1,510,673	(79,065)	1,431,608
Royce Micro-Cap Service Class	94,203	(67,593)	26,610	134,250	(84,527)	49,723
T. Rowe Price Blue Chip Growth - II	633,234	(144,431)	488,803	720,676	(288,303)	432,373
T. Rowe Price Equity Income - II	490,688	(373,480)	117,208	969,409	(986,918)	(17,509)
Van Eck VIP Global Hard Assets Initial Class	284,400	(313,385)	(28,985)	1,217,973	(1,310,522)	(92,549)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Explanation of References for Note 7 on G-3 and G-4

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced on May 3, 2011.
(3)	Operations commenced during 2012 (See Note 1).
(4)	Operations commenced on May 2, 2011.
(5)	Operations commenced on May 10, 2011.
(6)	Operations commenced on May 6, 2011.
(7)	Operations commenced on May 5, 2011.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Reports

as of June 30, 2012

• Pacific Select Fund

• Pacific Select Exec

  Separate Account of

  Pacific Life Insurance Company

Form No. 15-17794-22